CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2013 Series B Preferred Stock	Jun. 30, 2013 Series B Preferred Stock	Dec. 31, 2013 Series C Preferred Stock	Jun. 30, 2013 Series C Preferred Stock
Preferred stock Series C, authorized shares			98,751,823	98,751,823
Preferred stock Series C, stated value (in dollars per share)			$ 0.01	$ 0.01
Preferred stock Series C, redeemable value (in dollars per share)			$ 0.01	$ 0.01
Preferred stock Series C, shares issued			98,751,823	0
Preferred stock Series C, shares outstanding			98,751,823	0
Preferred stock, par or stated value (in dollars per share)	$ 1,000	$ 1,000	$ 0.01
Preferred stock, authorized shares	35,000	35,000
Preferred stock Series A (as a percent)	9.50%	9.50%
Preferred stock, convertible value (in dollars per share)	$ 0.5	$ 0.5
Preferred stock Series A, shares outstanding	16,162	0	98,751,823